Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

Accrued expenses consisted of the following:

	June 30,	December 31,
	2025	2024
Accrued salaries and wages	$1,839	$1,549
Accrued professional fees	1,065	1,273
Accrued license fees	3,300	3,300
Accrued interest	271	267
BOD compensation	313	242
Other accrued expenses	1,232	865
Total accrued expenses	$8,020	$7,496

Accrued expenses consisted of the following:

	December 31,
	2024	2023 (As Restated)
Accrued salaries and wages	$1,549	$1,398
Accrued professional fees	1,273	93
Accrued license fees	3,300	3,300
Accrued interest	267	-
BOD compensation	242	-
Other accrued expenses	865	590
Total accrued expenses	$7,496	$5,381